DEFERRED INCOME	12 Months Ended
Dec. 31, 2024
Deferred Income
DEFERRED INCOME

13. DEFERRED INCOME

At times, the Company may take payment in advance for services to be rendered. These amounts are held and recognized as the services are rendered.

	December 31, 2024	December 31, 2023
Deferred, revenue beginning	$107,674	$63,690
Revenue recognized	(21,852)	(64,816)
Unearned revenues received	1,744	108,800
Foreign exchange	(885)	-
	$86,681	$107,674
Current portion	$18,542	$12,112
Long term portion	68,139	95,562
	$86,681	$107,674

Deferred revenue of $18,542 as of December 31, 2024 is expected to be recognized as revenue within one year. The remaining is related to a long-term support and maintenance arrangement and will be recognized according to the terms of that arrangement over the next 5 years.